Income Taxes (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of deferred tax assets
Net operating loss carry forwards	$ 27,872,000	$ 26,001,000
Orphan drug and research and development credit carry forwards	3,068,000	2,818,000
Other	1,443,000	1,615,000
Total	32,383,000	30,434,000
Valuation allowance	(32,383,000)	(30,434,000)
Net deferred tax assets